Net income (loss) per share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net income (loss) per share
Note 14. Net (loss) income per share
The following table sets forth the computation of basic losses and earnings per share:

	Year Ended December 31,
	2024	2023	2022
Numerator:
Net (loss) income	$(283,007)	$(81,100)	$120,805
Basic net income attributable to Restricted sponsor shares	—	—	4,694
Basic net (loss) income attributable to Ordinary shareholders	(283,007)	(81,100)	116,111

Denominator:
Weighted average number of Ordinary shares used in computing basic net (loss) income per share	209,471,827	190,154,549	182,693,375
Basic net (loss) income per share of Ordinary shareholders	$(1.35)	$(0.43)	$0.64
Weighted average number of Ordinary shares used in computing diluted net (loss) income per share	209,471,827	190,154,549	195,393,558
Diluted net (loss) income per share of Ordinary shareholders	$(1.35)	$(0.43)	$0.59

Shareholders’ equity (deficiency)
Note 13. Shareholders’ equity
a.Ordinary Shares
As of December 31, 2024 and 2023, the Company was authorized to issue 3,454,112,863 shares of par value NIS 0.00001 per share ordinary share. The voting, dividend and liquidation rights of the holders of the Company’s common share is subject to and qualified by the rights, powers and preferences of the holders of the preferred shares as set forth below.
Common share confers upon its holders the following rights:
i.The right to participate and vote in the Company’s general meetings. Each share will entitle its holder, when attending and participating in the voting to one vote;
ii.Dividends or Distribution shall be paid or be made to the holders of Ordinary Shares, shall be in an amount equal the product of the dividend or distribution payable or made on each ordinary share determined as if all preferred shares had been converted into ordinary shares and the number of ordinary shares issuable upon conversion of such preferred share, in each case calculated on the record date for determination of holders entitled to receive such dividend or distribution; and
iii.The right to a share in the distribution of the Company’s excess assets upon liquidation pro rata to the par value of the share held by them.
b.Option Plan, RSU’s and PSU’s:
On August 5, 2021, the Company adopted the 2021 Share Inventive Plan (the “2021 Share Incentive Plan”). The 2021 Share Incentive Plan provides for the grant of share options (including incentive share options and non-qualified share options), ordinary shares, RSUs, PSUs, and other share-based awards.
The maximum aggregate number of shares that may be issued pursuant to awards under this 2021 Plan is 27,181,025. Out of which 17,799,984 were granted as of December 31, 2024.
As of December 31, 2024 the aggregate amount of options, RSUs and PSUs outstanding is 17,762,004.
A summary of the Company’s option activity and related information is as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2023	15,728,176	$3.83	6.23
Granted	913,672	10.93
Exercised	5,962,264	2.91
Forfeited	207,551	5.79
Outstanding at December 31, 2024	10,472,033	$4.93	6.23
Exercisable at December 31, 2024	7,788,121	$3.87	5.34
The weighted average fair values at grant date of options granted for the year ended December 31, 2024, 2023 and 2022 were $5.81, $3.59 and $2.86 per share, respectively.
The total intrinsic value of options exercised during the years 2024, 2023 and 2022, was $72,615, $33,237, and $12,116, respectively.
The aggregate intrinsic value of the outstanding options at December 31, 2024, 2023 and 2022, represents the amount of 10,472,033, 15,728,176 and 18,121,448, respectively, outstanding options that are in-the-money as of such dates. As of December 31, 2024 and 2023 all outstanding options are in-the-money. As of December 31, 2022, the remaining 2,336,212 outstanding options are out-of-the-money, and their intrinsic value was considered as zero.
A summary of the Company’s RSUs and PSUs activity is as follows:

	Number of RSUs	Weighted - average fair value
Unvested at December 31, 2023	8,160,149	$5.97
Granted	3,289,358	10.63
Vested	3,327,010	5.95
Forfeited	832,526	6.81
Unvested, at December 31, 2024	7,289,971	$7.99
The weighted average fair value at grant date of RSUs and PSUs granted for the year ended December 31, 2024, 2023 and 2022 was $10.63, $5.75, and $6.02, respectively.
The total aggregate fair value of shares vested during the years 2024, 2023 and 2022 was $44,304, $13,805 and $3,025 respectively.
As of December 31, 2024, the Company had approximately $58,621 of unrecognized compensation expense related to non-vested shares options, non-vested RSU’s and non-vested PSU’s expected to be recognized over a weighted average period of 2.66 years.
c.2021 Employee Share Purchase Plan:
On August 5, 2021, the Company adopted the 2021 Employee Share Purchase Plan (“ESPP”).
The aggregate number of Shares that may be issued pursuant to rights granted under the ESPP shall be 1,585,659 Shares. In addition, on the first day of each calendar year beginning on January 1, 2023 and ending on and including January 1, 2033, the number of Shares available for issuance under the Plan shall be increased by that number of Shares equal to the lesser of (a) 1.0% of the Shares outstanding on the last day of the immediately preceding calendar year, as determined on a fully diluted basis, and (b) such smaller number of Shares as may be determined by the Board. If any right granted under the ESPP shall for any reason terminate without having been exercised, the Shares not purchased under such right shall again become available for issuance under the ESPP.
As of December 31, 2024, 2023 and 2022, 399,688, 587,579 and 290,053 ordinary shares had been issued under the ESPP. The ESPP is compensatory and, as such, results in recognition of compensation cost.
d.Share based compensation expenses related to the consolidated statements of operations recognized were comprised as follows:

	Year Ended December 31,
	2024	2023	2022
Cost of revenues	$2,227	$1,733	$1,283
Research and development	6,663	4,673	2,974
Sales and marketing	10,216	6,478	5,041
General and administrative	11,469	6,114	4,410
	$30,575	$18,998	$13,708

Segment Reporting Disclosure
Note 21. Segment Information
The Company operates as one operating segment. The Company's chief operating decision maker ("CODM") is its chief executive officer. The CODM reviews financial information presented on a consolidated basis. The CODM uses consolidated net income to assess financial performance and allocate resources.

There is no expense or asset information that is supplemental to those disclosed in these consolidated financial statements, which are regularly provided to the CODM. The allocation of resources and assessment of the performance of the operating segment is based on consolidated net income, as shown in our consolidated statements of operations. The CODM considers the operation in the annual forecasting process and reviews actual results when making decisions about allocating resources. Since the Company operates as one operating segment, financial segment information, including profit or loss and asset information, can be found in the consolidated financial statements.